Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
We are providing the following information to comply with Item 402(v) of Regulation S-K:
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
							Value of initial fixed $100 investment based on:
Year (a)	SCT Total for PEO (Mark)(1) ($) (b)	CAP to PEO (Mark)(4) ($) (c)	SCT Total for PEO (Singh)(2) ($) (c)	CAP to PEO (Singh)(4) ($) (e)	Average SCT Total for Non-PEO NEOs(3) ($) (f)	Average CAP to Non-PEO NEOs(5) ($) (g)	Cumulative TSR(6) ($) (h)	Peer Group TSR(6) ($) (i)	Net Income(7) (in millions) ($) (j)	Company Selected Measure: AEE Annual Earnings Per Share(8) (k)
2023	—	—	2,702,682	1,881,829	5,350,019	1,285,156	N/A	N/A	607	4.38
2022	1,884,831	463,937	2,108,814	2,138,912	5,100,902	6,083,692	N/A	N/A	513	4.14
2021	2,499,003	3,093,519	N/A	N/A	4,380,007	5,958,439	N/A	N/A	425	3.84
2020	2,456,931	3,340,299	N/A	N/A	4,903,026	6,634,970	N/A	N/A	379	3.50

(1)
Mr. Richard J. Mark served as the PEO in 2020 and 2021 and through August 1, 2022, when he retired.

(2)
Effective with Mr. Mark’s retirement, Mr. Singh began serving as the PEO effective August 1, 2022.

(3)
The NEOs for the applicable periods are: Mr. Lyons (2022-2023), Mr. Moehn (2020-2023), Mr. Baxter (2020-2023), Ms. Nwamu (2020-2023), Ms. Amirthalingam (2021; 2023), and Mr. Bruce A. Steinke (2020).

(4)
To calculate CAP for the PEOs, as reported in columns (c) and (e), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2023	2022		2021	2020
	PEO #2 (Singh)	PEO #1 (Mark)	PEO #2 (Singh)	PEO #1 (Mark)	PEO #1 (Mark)
SCT Total for PEO	2,702,682	1,884,831	2,108,814	2,499,003	2,456,931
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,086,882)	(1,029,738)	(1,102,743)	(1,031,102)	(1,006,367)
Change in Pension Value (as included in column (g) of the SCT)	(110,328)	—	(27,249)	(239,347)	(381,104)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	664,734	212,857	1,122,490	1,203,516	1,279,777
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	—	(57,715)	—	(181,509)	59,640
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	(340,559)	144,567	—	745,068	840,073
Awards Granted in Prior Years that are Forfeited during the Year, if Applicable(9)	—	(820,333)	—	—	—
Service Cost for all Defined Benefit Pension Plans	52,182	129,468	37,600	97,890	91,349
Compensation Actually Paid to PEO(10)	1,881,829	463,937	2,138,912	3,093,519	3,340,299

(5)
To calculate Average CAP for the other NEOs, as reported in column (g), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2023	2022	2021	2020
Average SCT Total Compensation for Non-PEO NEOs	5,350,019	5,100,902	4,380,007	4,903,026
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,960,715)	(2,860,302)	(2,321,316)	(2,740,984)
Change in Pension Value (as included in column (g) of the SCT)	(506,480)	—	(247,010)	(627,999)
	2023	2022	2021	2020
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	2,081,150	3,042,250	2,709,405	3,366,358
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	(360,466)	(121,727)	(341,771)	93,617
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	(2,135,038)	710,534	1,617,773	1,525,928
Service Cost for all Defined Benefit Pension Plans	155,859	212,035	161,351	115,024
Awards Granted in Prior Years that are Forfeited during the Year, if Applicable	(339,173)	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs(10)	1,285,156	6,083,692	5,958,439	6,634,970

(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(7)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023−2028	12/31/2023	3.85%	26.2%	24.49%−30.56%
2023−2025	12/31/2023	4.23%	22.0%	19.98%−24.79%
2022−2024	12/31/2022 12/31/2023	4.41% 4.79%	20.09% 22.1%	19.18%−23.89% 18.01%−23.96%
2021−2023	12/31/2021 12/31/2022	0.73% 4.73%	33.2% 21.99%	29.71%−41.14% 21.77%−27.08%
2020−2022	12/31/2020 12/31/2021	0.13% 0.39%	32.2% 18.0%	28.98%−40.10% 16.19%−22.46%
2019−2021	12/31/2019 12/31/2020	1.58% 0.10%	16.5% 43.3%	15.06%−30.22% 38.61%−54.73%
2018−2020	12/31/2019	1.59%	14.3%	12.67%−146.95%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	AnnualEarningsPer Share
Named Executive Officers, Footnote
(1)
Mr. Richard J. Mark served as the PEO in 2020 and 2021 and through August 1, 2022, when he retired.

(2)
Effective with Mr. Mark’s retirement, Mr. Singh began serving as the PEO effective August 1, 2022.

(3)
The NEOs for the applicable periods are: Mr. Lyons (2022-2023), Mr. Moehn (2020-2023), Mr. Baxter (2020-2023), Ms. Nwamu (2020-2023), Ms. Amirthalingam (2021; 2023), and Mr. Bruce A. Steinke (2020).

Peer Group Issuers, Footnote
(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(4)
To calculate CAP for the PEOs, as reported in columns (c) and (e), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2023	2022		2021	2020
	PEO #2 (Singh)	PEO #1 (Mark)	PEO #2 (Singh)	PEO #1 (Mark)	PEO #1 (Mark)
SCT Total for PEO	2,702,682	1,884,831	2,108,814	2,499,003	2,456,931
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,086,882)	(1,029,738)	(1,102,743)	(1,031,102)	(1,006,367)
Change in Pension Value (as included in column (g) of the SCT)	(110,328)	—	(27,249)	(239,347)	(381,104)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	664,734	212,857	1,122,490	1,203,516	1,279,777
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	—	(57,715)	—	(181,509)	59,640
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	(340,559)	144,567	—	745,068	840,073
Awards Granted in Prior Years that are Forfeited during the Year, if Applicable(9)	—	(820,333)	—	—	—
Service Cost for all Defined Benefit Pension Plans	52,182	129,468	37,600	97,890	91,349
Compensation Actually Paid to PEO(10)	1,881,829	463,937	2,138,912	3,093,519	3,340,299
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023−2028	12/31/2023	3.85%	26.2%	24.49%−30.56%
2023−2025	12/31/2023	4.23%	22.0%	19.98%−24.79%
2022−2024	12/31/2022 12/31/2023	4.41% 4.79%	20.09% 22.1%	19.18%−23.89% 18.01%−23.96%
2021−2023	12/31/2021 12/31/2022	0.73% 4.73%	33.2% 21.99%	29.71%−41.14% 21.77%−27.08%
2020−2022	12/31/2020 12/31/2021	0.13% 0.39%	32.2% 18.0%	28.98%−40.10% 16.19%−22.46%
2019−2021	12/31/2019 12/31/2020	1.58% 0.10%	16.5% 43.3%	15.06%−30.22% 38.61%−54.73%
2018−2020	12/31/2019	1.59%	14.3%	12.67%−146.95%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 5,350,019	$ 5,100,902	$ 4,380,007	$ 4,903,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,285,156	6,083,692	5,958,439	6,634,970
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To calculate Average CAP for the other NEOs, as reported in column (g), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2023	2022	2021	2020
Average SCT Total Compensation for Non-PEO NEOs	5,350,019	5,100,902	4,380,007	4,903,026
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,960,715)	(2,860,302)	(2,321,316)	(2,740,984)
Change in Pension Value (as included in column (g) of the SCT)	(506,480)	—	(247,010)	(627,999)
	2023	2022	2021	2020
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	2,081,150	3,042,250	2,709,405	3,366,358
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	(360,466)	(121,727)	(341,771)	93,617
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	(2,135,038)	710,534	1,617,773	1,525,928
Service Cost for all Defined Benefit Pension Plans	155,859	212,035	161,351	115,024
Awards Granted in Prior Years that are Forfeited during the Year, if Applicable	(339,173)	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs(10)	1,285,156	6,083,692	5,958,439	6,634,970
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023−2028	12/31/2023	3.85%	26.2%	24.49%−30.56%
2023−2025	12/31/2023	4.23%	22.0%	19.98%−24.79%
2022−2024	12/31/2022 12/31/2023	4.41% 4.79%	20.09% 22.1%	19.18%−23.89% 18.01%−23.96%
2021−2023	12/31/2021 12/31/2022	0.73% 4.73%	33.2% 21.99%	29.71%−41.14% 21.77%−27.08%
2020−2022	12/31/2020 12/31/2021	0.13% 0.39%	32.2% 18.0%	28.98%−40.10% 16.19%−22.46%
2019−2021	12/31/2019 12/31/2020	1.58% 0.10%	16.5% 43.3%	15.06%−30.22% 38.61%−54.73%
2018−2020	12/31/2019	1.59%	14.3%	12.67%−146.95%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s EPS results, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s EPS increased by 9.7% between 2020 and 2021, while the PEO and Average NEO CAP decreased by 7.4% and 10.2%, respectively, for the same period. In 2022, while the Average NEO CAP increased by 2.1% and the combined PEO CAP decreased by 15.9%, driven primarily by a new PEO in August 2022, Ameren’s EPS increased by 7.8%. In 2023, while the PEO CAP and the Average NEO CAP decreased by 27.7% and 78.9%, respectively, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, Ameren’s EPS increased by 5.8%. During the four-year period (2020−2023), the Company’s net income increased by 60.2%.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures used to align compensation actually paid to the PEO and NEOs for 2023 to the performance of Ameren and its subsidiaries, including the Company. While these performance measures are the most important measures, additional financial and other measures were also considered to align the NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric
These measures generally reflect those used internally to measure the performance of Ameren and its subsidiaries, including the Company, and externally to report to investors. Taken together, these measures provide a holistic measure of Ameren’s growth,

Net Income (Loss)	$ 607,000,000	$ 513,000,000	$ 425,000,000	$ 379,000,000
Company Selected Measure Amount | $ / shares	4.38	4.14	3.84	3.5
PEO Name	Mr. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Ameren Annual EPS
Non-GAAP Measure Description
(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	Clean Energy Transition metric
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023-2028 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum	24.49%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum	30.56%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023-2025 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum	19.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum	24.79%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2022-2024 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.79%	4.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.10%	20.09%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum	18.01%	19.18%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum	23.96%	23.89%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2021-2023 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.73%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		21.99%	33.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum		21.77%	29.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum		27.08%	41.14%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2020-2022 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.39%	0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			18.00%	32.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum			16.19%	28.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum			22.46%	40.10%
Adjustment To Compensation, Fair Value of Equity Awards, Valuation Assumptions Used For Performance Period 2019-2021 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.10%	1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				43.30%	16.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum				38.61%	15.06%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum				54.73%	30.22%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2018 2020 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					14.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum					12.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum					146.95%
Mr. Singh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,702,682	$ 2,108,814
PEO Actually Paid Compensation Amount	1,881,829	2,138,912
Mr. Singh [Member] | Deduct: Grant Date Fair Value of Equity-Based Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,086,882)	(1,102,743)
Mr. Singh [Member] | Deduct: Change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,328)	(27,249)
Mr. Singh [Member] | Add: Fair Value at Year-end of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,734	1,122,490
Mr. Singh [Member] | Add: Change in fair value of awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Singh [Member] | Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,559)
Mr. Singh [Member] | Awards Granted In Prior Years That Are Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Singh [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,600	52,182
Mr. Mark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,884,831	1,884,831	$ 2,499,003	$ 2,456,931
PEO Actually Paid Compensation Amount	463,937	463,937	3,093,519	3,340,299
Mr. Mark [Member] | Deduct: Grant Date Fair Value of Equity-Based Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,029,738)		(1,031,102)	(1,006,367)
Mr. Mark [Member] | Deduct: Change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(239,347)	(381,104)
Mr. Mark [Member] | Add: Fair Value at Year-end of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,857		1,203,516	1,279,777
Mr. Mark [Member] | Add: Change in fair value of awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,715)		(181,509)	59,640
Mr. Mark [Member] | Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,567		745,068	840,073
Mr. Mark [Member] | Awards Granted In Prior Years That Are Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(820,333)
Mr. Mark [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,468		97,890	91,349
Non-PEO NEO | Deduct: Grant Date Fair Value of Equity-Based Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,960,715)	(2,860,302)	(2,321,316)	(2,740,984)
Non-PEO NEO | Deduct: Change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(506,480)		(247,010)	(627,999)
Non-PEO NEO | Add: Fair Value at Year-end of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,081,150	3,042,250	2,709,405	3,366,358
Non-PEO NEO | Add: Change in fair value of awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,466)	(121,727)	(341,771)	93,617
Non-PEO NEO | Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,135,038)	710,534	1,617,773	1,525,928
Non-PEO NEO | Awards Granted In Prior Years That Are Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,173)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 155,859	$ 212,035	$ 161,351	$ 115,024